Direct Dial - (215) 564-8077

                                  July 25, 2006

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

     RE:      Definitive Proxy Materials for AssetMark Funds
              File Nos. 811-10267 and 333-53450

Dear Sir or Madam:

     Pursuant to the  requirements  of Rule 14a-6(b) of the Securities  Exchange
Act of 1934, as amended,  submitted  electronically  via the EDGAR system is the form of definitive proxy statement,  notice of special  shareholders meeting and form of proxy card to be  furnished  to  shareholders  of  AssetMark  Funds (the
"Registrant"),  in connection with a meeting of the Registrant's shareholders to be held on September 19, 2006. It is expected that definitive proxy solicitation materials will first be mailed to shareholders on or about July 25, 2006.

     At the meeting,  shareholders  of each portfolio of the Registrant  will be asked to approve a proposed new investment  advisory agreement between AssetMark
Investment Services, Inc. and the Trust, on behalf of each of its series.

     Please  direct  questions or comments  relating to this filing to me at the above  telephone  number or, in my  absence,  to Mike  O'Hare,  Esquire at (215)
564-8198.

                                        Very truly yours,

                                        /s/Fabio Battaglia, III
                                        Fabio Battaglia, III